Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BALANCED SHARES INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 06, 2012